Financial Risk Management - Summary of Credit Risk Regional Concentration due Financial Institutions and Securities Excluding Equity Securities Derivative (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 239,198,910	₩ 225,102,976
Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	239,217,878	225,123,269
Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(18,968)	(20,293)
Due from financial institutions measured at amortized cost
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	27,790,121	27,579,279
Due from financial institutions measured at amortized cost | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	18,730,885	19,763,380
Due from financial institutions measured at amortized cost | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,946,736	3,021,212
Due from financial institutions measured at amortized cost | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	6,112,500	4,794,687
Due from financial institutions measured at amortized cost | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 27,791,693	₩ 27,580,300
%	100.00%	100.00%
Due from financial institutions measured at amortized cost | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 18,731,321	₩ 19,763,609
%	67.39%	71.65%
Due from financial institutions measured at amortized cost | Gross carrying amount | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,946,827	₩ 3,021,300
%	10.60%	10.95%
Due from financial institutions measured at amortized cost | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 6,113,545	₩ 4,795,391
%	22.01%	17.40%
Due from financial institutions measured at amortized cost | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (1,572)	₩ (1,021)
Due from financial institutions measured at amortized cost | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(436)	(229)
Due from financial institutions measured at amortized cost | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(91)	(88)
Due from financial institutions measured at amortized cost | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(1,045)	(704)
Due from financial institutions measured at fair value through profit or loss
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	59,838	79,811
Due from financial institutions measured at fair value through profit or loss | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	59,838	79,811
Due from financial institutions measured at fair value through profit or loss | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 59,838	₩ 79,811
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 59,838	₩ 79,811
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Due from financial institutions measured at fair value through profit or loss | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	73,768,636	72,658,432
Securities measured at fair value through profit or loss | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	65,276,781	65,460,878
Securities measured at fair value through profit or loss | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,817,882	3,260,968
Securities measured at fair value through profit or loss | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	4,673,973	3,936,586
Securities measured at fair value through profit or loss | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 73,768,636	₩ 72,658,432
%	100.00%	100.00%
Securities measured at fair value through profit or loss | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 65,276,781	₩ 65,460,878
%	88.48%	90.09%
Securities measured at fair value through profit or loss | Gross carrying amount | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,817,882	₩ 3,260,968
%	5.18%	4.49%
Securities measured at fair value through profit or loss | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 4,673,973	₩ 3,936,586
%	6.34%	5.42%
Securities measured at fair value through profit or loss | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through profit or loss | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	11,730,767	6,157,628
Derivative financial assets | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	5,153,264	2,931,376
Derivative financial assets | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,870,245	1,008,296
Derivative financial assets | France
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,117,765	863,376
Derivative financial assets | Singapore
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	370,823	141,696
Derivative financial assets | Japan
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	377,000	326,585
Derivative financial assets | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,841,670	886,299
Derivative financial assets | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 11,730,767	₩ 6,157,628
%	100.00%	100.00%
Derivative financial assets | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 5,153,264	₩ 2,931,376
%	43.93%	47.61%
Derivative financial assets | Gross carrying amount | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,870,245	₩ 1,008,296
%	24.47%	16.37%
Derivative financial assets | Gross carrying amount | France
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,117,765	₩ 863,376
%	9.53%	14.02%
Derivative financial assets | Gross carrying amount | Singapore
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 370,823	₩ 141,696
%	3.16%	2.30%
Derivative financial assets | Gross carrying amount | Japan
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 377,000	₩ 326,585
%	3.21%	5.30%
Derivative financial assets | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,841,670	₩ 886,299
%	15.70%	14.40%
Derivative financial assets | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Derivative financial assets | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | France
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Singapore
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Japan
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives		0
Derivative financial assets | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	88,735,996	78,926,437
Securities measured at fair value through other comprehensive income | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	81,111,331	73,226,955
Securities measured at fair value through other comprehensive income | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	4,460,081	2,354,107
Securities measured at fair value through other comprehensive income | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,164,584	3,345,375
Securities measured at fair value through other comprehensive income | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 88,735,996	₩ 78,926,437
%	100.00%	100.00%
Securities measured at fair value through other comprehensive income | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 81,111,331	₩ 73,226,955
%	91.40%	92.78%
Securities measured at fair value through other comprehensive income | Gross carrying amount | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 4,460,081	₩ 2,354,107
%	5.04%	2.99%
Securities measured at fair value through other comprehensive income | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,164,584	₩ 3,345,375
%	3.56%	4.23%
Securities measured at fair value through other comprehensive income | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through other comprehensive income | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at amortized cost
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	37,113,552	39,701,389
Securities measured at amortized cost | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	31,785,680	35,329,927
Securities measured at amortized cost | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,861,211	1,158,629
Securities measured at amortized cost | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,466,661	3,212,833
Securities measured at amortized cost | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 37,130,948	₩ 39,720,661
%	100.00%	100.00%
Securities measured at amortized cost | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 31,798,069	₩ 35,344,575
%	85.64%	88.99%
Securities measured at amortized cost | Gross carrying amount | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,862,402	₩ 1,159,699
%	5.02%	2.92%
Securities measured at amortized cost | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,470,477	₩ 3,216,387
%	9.34%	8.09%
Securities measured at amortized cost | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (17,396)	₩ (19,272)
Securities measured at amortized cost | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(12,389)	(14,648)
Securities measured at amortized cost | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(1,191)	(1,070)
Securities measured at amortized cost | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (3,816)	₩ (3,554)